INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Raw materials	$ 2,667	$ 1,821
Work-in-progress	1,867	1,348
Finished goods	359	535
Total inventories	4,893	3,704
Inventory write-offs	$ 530	$ 588	$ 788